Shareholders' Equity (Tables)	6 Months Ended
Jun. 30, 2015
Equity [Abstract]
Ordinary Shares Issued Relating to Achieving Earnings Targets or Rolling Chip Turnover Targets [Table Text Block]
The following summarizes the Ordinary Shares issued relating to achieving earnings targets or rolling chip turnover targets in association with the Company’s acquisitions of Kings’ Gaming, Bao Li Gaming and Oriental VIP room.

	Six Months
	Ended		Years Ended December 31,
	June 30, 2015		2014		2013

King's Gaming (Note 8)	N/A		-	(1)	-	(1)

Bao Li Gaming (Note 9)	1,025,000	(2)	1,250,000	(2)	N/A

Oriental VIP Room (Note 10)	-	(3)	1,250,000	(3)	N/A

(1)	King’s Gaming did not meet its Gross Profit Target for the years ended December 2014 or 2013, and therefore no shares for achieving those performance targets were issued.
(2)
Bao Li achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for 2013 and 2014, and therefore an aggregate of 1,250,000 and 1,025,000 Ordinary Shares were issued in the third quarter of 2014 and the second quarter of 2015, respectively.

(3)
The Oriental VIP Room achieved the minimum rolling chip target and also reached the incremental earn out rolling chip target for the 12 months ended June 30, 2014, and therefore an aggregate of 1,250,000 Ordinary Shares were issued in the fourth quarter of 2014.  The Oriental VIP Room achieved the minimum rolling chip target and also reached an additional incremental earn out rolling chip target for the 12 months ended June 30, 2015 and a total of 718,750 Ordinary Shares were issued during the third quarter of 2015.

Dividends Declared [Table Text Block]
The payment date for each period’s dividend will be set by the Company’s management to be as close as practicable to, but no less than, 10 days after the record date.

Payment Date	Amount

September 2, 2011	$3,880,406

April 18, 2012	$7,527,988

August 31, 2012	$5,094,140

April 26, 2013	$4,142,199

September 20, 2013	$4,803,178

October 14, 2014	$1,539,260

June 22, 2015	$1,038,967

Schedule of Employee Stock Ownership Plan (ESOP) Disclosures [Table Text Block]
At June 30, 2015 and December 31, 2014, the Company has reserved the following Ordinary Shares of its authorized but unissued Ordinary Shares for possible future issuance:

	June 30,	December 31,
	2015	2014

Officer and Director Shares	28,200	28,200

Contingently Issuable Incentive Shares-King's Gaming	600,000	600,000

Contingently Issuable Incentive Shares-Bao Li Gaming	1,250,000	2,275,000

Contingently Issuable Incentive Shares-Oriental VIP Room	1,968,750	2,500,000

Total	3,846,950	5,403,200